TERM LOAN AND CONVERTIBLE PROMISSORY NOTES (Details 1)	Jun. 30, 2019 USD ($)
Notes	$ 3,327,000
Discount	(2,526,220)
Notes, Net of Discount	800,780
Convertible Promissory Notes [Member]
Notes	1,000,000
Discount	(283,735)
Notes, Net of Discount	716,265
Term Loan [Member]
Notes	2,327,000
Discount	(2,242,485)
Notes, Net of Discount	$ 84,515